Intangible assets (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Intangible assets by country
Intangible assets	R$ 2,727,497	R$ 2,809,087
Brazil
Intangible assets by country
Intangible assets	2,502,231	2,526,371
Mexico
Intangible assets by country
Intangible assets	151,930	141,379
United States of America
Intangible assets by country
Intangible assets	47,357	115,355
Germany
Intangible assets by country
Intangible assets	25,948	25,956
Other
Intangible assets by country
Intangible assets	R$ 31	R$ 26